Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

The accompanying unaudited interim financial statements have been prepared in conformity with GAAP. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

In the opinion of management, the accompanying unaudited interim financial statements include all normal and recurring adjustments (which consist primarily of accruals and estimates that impact the financial statements) considered necessary to present fairly the Company’s financial position as of September 30, 2018 and its results of operations and cash flows for the nine months ended September 30, 2018 and 2017. Operating results for the nine month periods ended September 30, 2018 are not necessarily indicative of the results that may be expected for the year ending December 31, 2018. The unaudited interim financial statements, presented herein, do not contain the required disclosures under GAAP for annual financial statements. The accompanying unaudited interim financial statements should be read in conjunction with the audited financial statements and the related notes thereto for the year ended December 31, 2017 included in the prospectus (Registration No. 333-225191) filed pursuant to Rule 424(b) on June 21, 2018 with the U.S. Securities and Exchange Commission.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, contingent liabilities and expenses included in the financial statements and accompanying notes. Actual results could differ from those estimates.

Impacts of the Tax Cuts and Jobs Act

On December 22, 2017, the Tax Cuts and Jobs Act (H.R. 1) (the “Tax Act”) was signed into law. The Tax Act contains significant changes to corporate taxation, including (i) the reduction of the corporate income tax rate to 21%, (ii) the acceleration of expensing for certain business assets, (iii) the one-time transition tax related to the transition of U.S. international tax from a worldwide tax system to a territorial tax system, (iv) the repeal of the domestic production deduction, (v) additional limitations on the deductibility of interest expense, and (vi) expanded limitations on executive compensation. The key impacts of the Tax Act on the Company’s financial statements for the year ended December 31, 2017 were the re-measurement of deferred tax balances to the new corporate tax rate. While the Company has not yet completed the assessment of the effects of the Tax Act, the Company was able to determine reasonable estimates for the impact of the key items specified above and thus it reported provisional amounts for these items. In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company provides additional disclosures related to these provisional amounts. In order to calculate the effects of the new corporate tax rate on its deferred tax balances, ASC 740 “Income Taxes” (“ASC 740”) required the re-measurement of the Company’s deferred tax balances as of the enactment date of the Tax Act, based on the rates at which the balances were expected to reverse in the future. The provisional amount determined, and recorded as of December 31, 2017, for the re-measurement of its deferred tax balances resulted in a net reduction in deferred tax assets of $7,478,000 and a corresponding reduction in the valuation allowance of $7,478,000.

The aforementioned provisional amounts related to the deferred tax balances are based on information available at this time and may change due to a variety of factors, including, among others, (i) anticipated guidance from the U.S. Department of Treasury about implementing the Tax Act, (ii) potential additional guidance from the U.S. Securities and Exchange Commission or the FASB related to the Tax Act and (iii) management’s further assessment of the Tax Act and related regulatory guidance. The Company is not complete in its assessment of the impact of the Tax Act on its business and financial statements. The effective date of most of the provisions of the Tax Act applies to the Company’s tax year beginning January 1, 2018. The Company will continue the assessment of the impact of the Tax Act on its business and financial statements throughout the one-year measurement period as provided by SAB 118.

Debt issuance costs

Long-term debt is accounted for at amortized cost. Debt issuance costs incurred in connection with financing arrangements are amortized to interest expense over the life of the respective financing arrangement using the effective interest method. Debt issuance costs, net of related amortization, are deducted from the carrying value of the related debt.

Equity financing costs

The Company capitalizes costs that are directly associated with in-process equity financings until such financings are consummated, at which time such costs are recorded in the additional paid in capital line on the balance sheet against the gross proceeds of the equity financings. As of September 30, 2018, the Company incurred $9.4 million in costs associated with the IPO.

Fair value of financial instruments

Fair value is the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value determination in accordance with applicable accounting guidance requires that a number of significant judgments be made. Additionally, fair value is used on a non-recurring basis to evaluate assets for impairment or as required for disclosure purposes by applicable accounting guidance on disclosures about fair value of financial instruments. Depending on the nature of the assets and liabilities, various valuation techniques and assumptions are used when estimating fair value. The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, and accounts payable, are shown at cost, which approximates fair value due to the short-term nature of these instruments. The debt outstanding under the Loan and Security Agreement approximates fair value due to the variable interest rate on the debt. Items measured at fair value on a recurring basis include the Company’s short-term investments and warrants.

Net loss per common share

Basic and diluted net loss per common share is determined by dividing net loss applicable to common stockholders by the weighted average common shares outstanding during the period. For all periods presented, the outstanding shares of the preferred stock, warrants, and stock awards have been excluded from the calculation because their effects would be anti-dilutive. Therefore, the weighted average common shares outstanding used to calculate both basic and diluted loss per common share are the same.

The following potentially dilutive securities (shown below in common stock equivalent shares) were excluded from the computation of diluted weighted average common shares outstanding due to their anti-dilutive effect:

	SEPTEMBER 30,
	2017	2018
Convertible preferred stock	10,954,012	—
Warrants	19,931	113,943
Vested and unvested stock options	1,902,997	2,753,208

	12,876,940	2,867,151

Recent accounting pronouncements

In March 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share Based Payment Accounting (“ASU 2016-09”), as part of the FASB simplification initiative. The new standard provides for changes to accounting for stock compensation including 1) excess tax benefits and tax deficiencies related to share-based payment awards being recognized as income tax expense in the reporting period in which they occur; 2) excess tax benefits being classified as an operating activity in the statement of cash flow; 3) the option to elect to estimate forfeitures or account for them when they occur; and 4) increased tax withholding requirements threshold to qualify for equity classification. ASU 2016-09 is effective for public companies with annual periods and interim periods beginning after December 15, 2016. Early adoption is permitted. The Company adopted this standard on January 1, 2018, and it did not have an impact on the financial statements.

Note 2. Summary of Significant Accounting Policies

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities and expenses included in the financial statements and accompanying notes. Actual results could differ from those estimates.

Grant Income

The Company has received several grants from the National Institutes of Health and other philanthropic organizations for certain research and development projects the Company is currently performing. Grant income is recognized when these research and development activities are performed, and the Company has met criteria for reimbursement per the grant agreements. The Company also has grants where cash is received upfront. The Company defers these awards until the research and development expenses are incurred.

Revenue

The Company recognizes revenue when persuasive evidence of an arrangement exists, the related services have been performed, the price is fixed and determinable and collectability is reasonably assured. The Company generates revenue through the performance of research and development activities on behalf of others.

Research and development costs

Research and development costs are expensed as incurred. Research and development costs include salaries, stock compensation and other personnel-related costs, consulting fees, fees paid for contract research services, laboratory equipment and facilities costs, and other external costs.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are received or the services are performed.

Stock-based compensation

The Company accounts for its stock-based compensation awards in accordance with ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees, including grants of employee stock options, to be recognized in the statements of operations based on their grant date fair values. The Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock. The Company recognizes stock-based compensation expense, net of estimated forfeitures, equal to the grant date fair value of stock options on a straight-line basis over the requisite service period. Restricted stock awards are valued based on the fair market value of the Company’s common stock on the date they were granted. Restricted stock that vests and stock options that are authorized are issued out of authorized available shares.

The Company accounts for stock-based awards issued to non-employees by recognizing compensation expense based on the fair value of such awards when the services are completed over the vesting period of the award.

Income Taxes

Income taxes are recorded in accordance with ASC 740, Accounting for Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. The Company determines its deferred tax assets and liabilities based on differences between financial reporting and tax bases of assets and liabilities, which are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2017, the Company does not have any significant uncertain tax positions.

Cash and cash equivalents

Cash and cash equivalents include demand deposits with financial institutions and liquid investments with original maturities of three months or less.

Concentrations of risk

The Company has no off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

The Company is dependent on several key suppliers and third-party manufacturers. A failure or disruption by one of the Company’s key suppliers or third-party manufacturers may have a material impact to its planned operations.

Prepaid expenses and other current assets

Prepaid expenses and other current assets include prepaid expenses for general business purposes, which are stated at cost and are amortized on a straight-line basis over the related period of benefit. Prepaid expenses also include supplies and materials used in several research projects. These supplies are expensed as they are consumed.

Property and equipment

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated utilizing the straight-line method over the estimated useful lives of the respective assets:

Lab equipment	5 years
Computer equipment	5 years
Leasehold improvements	Lesser of useful life or lease term
Software	3-5 years
Furniture and fixtures	5 years
Office equipment	5 years

Costs of major additions and betterments are capitalized; maintenance and repairs, which do not improve or extend the life of the respective assets, are charged to expense as incurred. Upon retirement or sale, the cost of the disposed asset and the related accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized.

Impairment of long-lived assets

The Company periodically evaluates its long-lived assets for potential impairment in accordance with ASC Topic 360, Property, Plant and Equipment. Potential impairment is assessed when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. Recoverability of these assets is assessed based on undiscounted expected future cash flows from the assets, considering a number of factors, including past operating results, budgets and economic projections, market trends and product development cycles. If impairments are identified, assets are written down to their estimated fair value. The Company recognized impairment charges of $0 and $48,000 for the years ended December 31, 2016 and 2017, respectively. The impairment charge in 2017 was related to equipment that is no longer used in the Company’s manufacturing of the Gvoke HypoPen due to process and formulation improvements.

Deferred rent

Certain of the Company’s lease agreements provide for scheduled rent increases during the lease term and for rental payments commencing at a date after the initial occupancy date. Provisions are made for the excess of operating lease rentals, computed on a straight-line basis throughout the lease term, over cash rentals paid.

Preferred stock

The Company’s Series A, B and C Convertible Preferred Stock (collectively known as “Preferred Stock”) allows the holders to redeem their shares upon a change in control in the Company. As a result, the Company classifies its Preferred Stock as mezzanine equity. The Company charges specific incremental issuance costs incurred in the offering of Preferred Stock against the gross proceeds of the Preferred Stock.

Warrants

Warrants for the Company’s convertible preferred stock are liability classified as they represent a financial instrument for a share of convertible preferred stock. The warrants are revalued each reporting period with the change in fair value recorded in the accompanying statements of operations until the warrants are exercised, expire, reclassified to permanent equity, or otherwise settled.

Fair value of financial instruments

Fair value is the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value determination in accordance with applicable accounting guidance requires that a number of significant judgments are made. Additionally, fair value is used on a nonrecurring basis to evaluate assets for impairment or as required for disclosure purposes by applicable accounting guidance on disclosures about fair value of financial instruments. Depending on the nature of the assets and liabilities, various valuation techniques and assumption are used when estimating fair value. Items measured at fair value on a recurring basis include the Company’s preferred stock warrants. The warrants are carried at their estimated fair value.

Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company’s chief executive officer uses summary financial information in determining how to allocate resources and assess performance. The Company has determined that it operates in one segment and all of the Company’s assets are located in the United States.

Net loss per share

Basic and diluted net loss per common share is determined by dividing net loss applicable to common stockholders by the weighted-average common shares during the period. For all periods presented, the outstanding shares of the Preferred Stock, preferred stock warrants, and stock awards have been excluded from the calculation because their effects would be anti-dilutive. Therefore the weighted-average shares used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding as of December 31, 2016 and 2017, as they would be antidilutive:

	YEARS ENDED DECEMBER 31,
	2016	2017
Convertible preferred stock	8,263,377	11,439,752
Warrants	19,931	19,931
Vested and unvested stock options	508,328	1,979,306

	8,791,636	13,438,989

Amounts in the table above reflect the common stock equivalents of the noted instruments.

The unaudited pro forma net loss per common share is computed using the weighted-average number of common shares outstanding and assumes the issuance of 11,459,683 shares of common stock issued to the holders of the Company’s Preferred Stock and preferred stock warrants upon an initial public offering as if such conversion had occurred at the beginning of the period presented or the date of original issuance, if later.

The following table summarizes the calculation of unaudited pro forma basic and diluted net loss per common share:

(In thousands except share and per share data)	2017
Pro forma net loss per common share (unaudited)
Numerator
Net loss attributable to common stockholders	$(26,554)
Pro forma adjustments to eliminate changes in fair value of preferred stock warrant liability	46

Net loss used to compute pro forma net loss per share	$(26,508)
Denominator
Weighted average of common shares outstanding	2,028,224

Recent accounting pronouncements

In March 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share Based Payment Accounting (“ASU 2016-09”) as part of the FASB simplification initiative. The new standard provides for changes to accounting for stock compensation including 1) excess tax benefits and tax deficiencies related to share-based payment awards will be recognized as income tax expense in the reporting period in which they occur; 2) excess tax benefits will be classified as an operating activity in the statement of cash flow; 3) the option to elect to estimate forfeitures or account for them when they occur; and 4) increase tax withholding requirements threshold to qualify for equity classification. ASU 2016-09 is effective for public companies with annual periods and interim periods beginning after December 15, 2016. Early adoption is permitted. The Company intends to adopt this standard on January 1, 2018 and continues to analyze and assess the impact, if any, of this standard on its financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The new standard requires the recognition of assets and liabilities arising from lease transactions on the balance sheet and the disclosure of key information about leasing arrangements. Accordingly, a lessee will recognize a lease asset for its right to use the underlying asset and a lease liability for the corresponding lease obligation. Both the asset and liability will initially be measured at the present value of the future minimum lease payments over the lease term. Subsequent measurement, including the presentation of expenses and cash flows, will depend on the classification of the lease as either a finance or an operating lease. Initial costs directly attributable to negotiating and arranging the lease will be included in the asset. For leases with a term of twelve months or less, a lessee can make an accounting policy election by class of underlying asset to not recognize an asset and corresponding liability. Lessees will also be required to provide additional qualitative and quantitative disclosures regarding the amount, timing and uncertainty of cash flows arising from leases. These disclosures are intended to supplement the amounts recorded in the financial statements and provide additional information about the nature of an organization’s leasing activities. The new standard will be effective for public companies with annual periods and interim periods beginning after December 15, 2018. Early adoption is permitted. In transition, lessees are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The transition guidance also provides specific guidance for sale and leaseback transactions, build-to-suit leases and amounts previously recognized in accordance with the business combinations guidance for leases. The Company intends to adopt this standard on January 1, 2020 and continues to analyze and assess the impact, if any, of this standard on its financial statements.

In May 2014, the FASB issued ASU 2014-09 (ASC606), Revenue from Contracts with Customers. This ASU, as amended by ASU 2015-14, affects any entity that either enters into contracts with customers to transfer goods and services or enters into contracts for the transfer of nonfinancial assets. ASU 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under the currently effective guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for public companies with annual periods beginning after December 15, 2018 and for interim periods beginning after December 15, 2019. Early adoption is permitted. The Company intends to adopt this standard on January 1, 2019 and continues to analyze and assess the impact, if any, of this standard on its financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. ASU 2017-09 clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. ASU 2017-09 will be applied prospectively to awards modified on or after the adoption date. ASU 2017-09 is effective for public companies for annual and interim periods beginning after December 15, 2017. Early adoption is permitted. The Company intends to adopt this standard on January 1, 2019, and continues to analyze and assess the impact, if any, of this standard on its financial statements.